Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Other Non-current Liabilities

Detail of other non-current liabilities is as follows:

	December 31,
	2017	2016	2015
	(In millions of US$)
Research and development subsidies	0.6	0.9	1.5
Profit sharing scheme	8.7	12.7	18.0
Other non-current liabilities	8.6	7.8	—

Other non-current liabilities	17.9	21.4	19.5